Average Annual Total Returns - The North Country Large Cap Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
The North Country Large Cap Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		13.29%	11.88%	13.68%
The North Country Large Cap Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.55%	9.37%	11.51%
The North Country Large Cap Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.40%	8.93%	10.80%

[1]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.